Document and Entity Information	Sep. 11, 2020
Cover [Abstract]
Entity Registrant Name	VARIAN MEDICAL SYSTEMS INC
Amendment Flag	false
Entity Central Index Key	0000203527
Document Type	8-K
Document Period End Date	Sep. 11, 2020
Entity Incorporation State Country Code	DE
Entity File Number	1-7598
Entity Tax Identification Number	94-2359345
Entity Address, Address Line One	3100 Hansen Way
Entity Address, City or Town	Palo Alto
Entity Address, State or Province	CA
Entity Address, Postal Zip Code	94304-1030
City Area Code	(650)
Local Phone Number	493-4000
Written Communications	false
Soliciting Material	false
Pre Commencement Tender Offer	false
Pre Commencement Issuer Tender Offer	false
Entity Emerging Growth Company	false
Security 12b Title	Common Stock, $1 par value
Trading Symbol	VAR
Security Exchange Name	NYSE